GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2020
Gain/(Loss) on sale of assets and deferred gains [Abstract]
Gain (loss) on sale of assets and deferred gains

(in thousands of $)	2020	2019	2018
Net gain (loss) on sale of vessels	—	—	2
Amortization of deferred gains	—	—	258
	—	—	260